Warrants Presented At Fair Value (Tables)	12 Months Ended
Dec. 31, 2015
Warrants Presented At Fair Value [Abstract]
Schedule of outstanding warrants classified as a liability
Issuance date	Outstanding	Exercise price	Exercisable through

2009	117,209	$0.00	Exit event
2011	84,821	$0.92	(*)
2012	35,177	$0.92	(*)
2012	59,385	$0.92	2023
2013	8,180	$0.92	(*)
2014	51,100	$1.50	(*)
2014	5,200	$1.50	(**)
2015	4,337	$1.50	(**)

	365,409